Quarterly Report
September 30, 2024
MFS®  Research
International Portfolio
MFS® Variable Insurance Trust II
RSS-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace & Defense – 1.7%
MTU Aero Engines Holding AG	16,745	$5,219,112
Thales S.A.	19,284	3,059,975
		$8,279,087
Airlines – 0.5%
Ryanair Holdings PLC, ADR	59,163	$2,672,962
Alcoholic Beverages – 2.5%
Diageo PLC	180,177	$6,270,307
Heineken N.V.	36,413	3,228,057
Kirin Holdings Co. Ltd.	181,500	2,765,666
		$12,264,030
Apparel Manufacturers – 3.6%
Burberry Group PLC	79,080	$741,139
Compagnie Financiere Richemont S.A.	34,422	5,441,796
LVMH Moet Hennessy Louis Vuitton SE	13,706	10,504,325
NIKE, Inc., “B”	11,575	1,023,230
		$17,710,490
Automotive – 2.0%
Bridgestone Corp.	67,800	$2,607,519
Compagnie Generale des Etablissements Michelin	81,473	3,306,616
DENSO Corp.	267,200	3,977,266
		$9,891,401
Biotechnology – 1.1%
CSL Ltd.	26,695	$5,295,064
Brokerage & Asset Managers – 3.7%
Barclays PLC	2,000,246	$6,004,982
Euronext N.V.	62,868	6,819,695
London Stock Exchange Group PLC	40,353	5,513,685
		$18,338,362
Business Services – 0.6%
Nomura Research Institute Ltd.	64,400	$2,381,239
Secom Co. Ltd.	11,800	435,835
		$2,817,074
Computer Software – 2.0%
Cadence Design Systems, Inc. (a)	12,986	$3,519,595
Constellation Software, Inc.	1,999	6,503,457
		$10,023,052
Computer Software - Systems – 5.2%
Amadeus IT Group S.A.	67,789	$4,898,817
Cap Gemini S.A.	10,247	2,212,279
Fujitsu Ltd.	164,500	3,374,698
Hitachi Ltd.	461,000	12,179,021
Samsung Electronics Co. Ltd.	63,812	3,024,392
		$25,689,207
Construction – 1.0%
Techtronic Industries Co. Ltd.	323,500	$4,903,816

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 0.8%
Kao Corp.	83,200	$4,122,969
Consumer Services – 0.8%
CAR Group Ltd.	66,906	$1,738,779
Persol Holdings Co. Ltd.	588,500	1,055,342
SEEK Ltd.	65,019	1,121,613
		$3,915,734
Electrical Equipment – 5.9%
Legrand S.A.	52,410	$6,026,539
Mitsubishi Electric Corp.	305,000	4,915,323
Schneider Electric SE	69,775	18,345,654
		$29,287,516
Electronics – 4.6%
ASML Holding N.V.	12,500	$10,374,553
NXP Semiconductors N.V.	11,634	2,792,276
Renesas Electronics Corp.	257,400	3,756,025
Taiwan Semiconductor Manufacturing Co. Ltd.	197,804	6,038,893
		$22,961,747
Energy - Independent – 1.0%
Reliance Industries Ltd.	72,756	$2,568,062
Woodside Energy Group Ltd.	141,526	2,452,801
		$5,020,863
Energy - Integrated – 3.4%
Eni S.p.A.	262,997	$4,005,473
Galp Energia SGPS S.A., “B”	274,301	5,129,678
TotalEnergies SE	116,952	7,615,826
		$16,750,977
Food & Beverages – 2.7%
Nestle S.A.	103,856	$10,425,481
Novozymes A/S	43,893	3,160,613
		$13,586,094
Food & Drug Stores – 0.9%
Seven & I Holdings Co. Ltd.	287,200	$4,290,265
Gaming & Lodging – 2.0%
Aristocrat Leisure Ltd.	112,939	$4,567,426
Flutter Entertainment PLC (a)	6,721	1,594,759
Sands China Ltd. (a)	514,000	1,299,220
Whitbread PLC	55,155	2,310,996
		$9,772,401
Insurance – 5.5%
AIA Group Ltd.	521,600	$4,612,404
Aon PLC	20,757	7,181,714
Beazley PLC	562,987	5,727,937
Hiscox Ltd.	246,698	3,779,771
Willis Towers Watson PLC	8,582	2,527,657
Zurich Insurance Group AG	5,695	3,430,391
		$27,259,874
Leisure & Toys – 0.2%
Yamaha Corp.	129,300	$1,113,247

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 4.8%
Daikin Industries Ltd.	31,600	$4,437,244
GEA Group AG	99,833	4,885,233
RB Global, Inc.	37,507	3,018,697
SMC Corp.	10,800	4,805,756
Toyota Industries Corp.	45,600	3,520,100
Weir Group PLC	102,344	2,963,713
		$23,630,743
Major Banks – 7.3%
Banco Bradesco S.A., ADR	1,240,496	$3,299,719
Bank of Ireland Group PLC	463,863	5,178,979
BNP Paribas S.A.	98,816	6,770,314
ING Groep N.V.	286,861	5,196,600
Mitsubishi UFJ Financial Group, Inc.	498,800	5,077,840
NatWest Group PLC	1,535,157	7,058,301
UBS Group AG	123,701	3,808,883
		$36,390,636
Medical Equipment – 2.5%
ConvaTec Group PLC	920,273	$2,792,916
Olympus Corp.	175,100	3,323,325
QIAGEN N.V.	98,202	4,423,917
Terumo Corp.	85,500	1,612,765
		$12,152,923
Metals & Mining – 2.0%
Glencore PLC	970,440	$5,549,108
Mitsui & Co. Ltd.	189,100	4,211,071
		$9,760,179
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	397,500	$1,603,018
Natural Gas - Pipeline – 0.2%
APA Group	225,222	$1,208,288
Other Banks & Diversified Financials – 4.2%
CaixaBank S.A.	752,840	$4,495,157
HDFC Bank Ltd.	208,997	4,325,971
Julius Baer Group Ltd.	100,643	6,052,731
Visa, Inc., “A”	21,978	6,042,851
		$20,916,710
Pharmaceuticals – 9.1%
Chugai Pharmaceutical Co. Ltd.	80,500	$3,893,164
Daiichi Sankyo Co. Ltd.	65,100	2,140,239
Merck KGaA	25,900	4,555,230
Novo Nordisk A.S., “B”	128,564	15,105,413
Roche Holding AG	41,556	13,286,529
Sanofi	46,438	5,319,151
Santen Pharmaceutical Co. Ltd.	77,200	931,664
		$45,231,390
Printing & Publishing – 1.0%
Wolters Kluwer N.V.	29,269	$4,929,471
Real Estate – 1.2%
LEG Immobilien SE	55,923	$5,837,866

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.3%
Yum China Holdings, Inc.	35,638	$1,604,423
Specialty Chemicals – 7.3%
Akzo Nobel N.V.	28,913	$2,037,278
Croda International PLC	54,648	3,081,010
Linde PLC	32,992	15,732,565
Shin-Etsu Chemical Co. Ltd.	128,000	5,353,859
Sika AG	15,055	4,982,461
Symrise AG	35,066	4,844,082
		$36,031,255
Specialty Stores – 0.3%
ZOZO, Inc.	46,400	$1,683,281
Telecommunications - Wireless – 2.5%
Advanced Info Service Public Co. Ltd.	360,100	$2,909,673
Cellnex Telecom S.A.	78,280	3,174,413
KDDI Corp.	98,200	3,143,267
SoftBank Group Corp.	50,400	2,975,398
		$12,202,751
Telephone Services – 0.2%
Hellenic Telecommunications Organization S.A.	71,205	$1,227,765
Tobacco – 1.2%
British American Tobacco PLC	159,559	$5,810,903
Utilities - Electric Power – 2.2%
CLP Holdings Ltd.	196,500	$1,732,835
E.ON SE	194,837	2,896,468
Iberdrola S.A.	395,904	6,121,327
		$10,750,630
Total Common Stocks		$486,938,464
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,868	$0

Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.07% (v)	6,660,012	$6,662,010

Other Assets, Less Liabilities – 0.4%		1,876,769
Net Assets – 100.0%		$495,477,243
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,662,010 and $486,938,464, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$6,905,210	$87,178,178	$—	$94,083,388
France	69,980,374	—	—	69,980,374
United Kingdom	57,604,768	—	—	57,604,768
Switzerland	47,428,272	—	—	47,428,272
United States	38,819,888	—	—	38,819,888
Germany	32,661,908	—	—	32,661,908
Netherlands	25,765,959	—	—	25,765,959
Spain	18,689,714	—	—	18,689,714
Denmark	18,266,026	—	—	18,266,026
Other Countries	37,047,218	46,590,949	—	83,638,167
Mutual Funds	6,662,010	—	—	6,662,010
Total	$359,831,347	$133,769,127	$—	$493,600,474
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,012,784	$44,932,530	$41,283,591	$(562)	$849	$6,662,010
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$161,230	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2024, are as follows:
Japan	19.0%
France	14.1%
United Kingdom	11.6%
Switzerland	9.6%
United States	9.6%
Germany	6.6%
Netherlands	5.2%
Spain	3.8%
Denmark	3.7%
Other Countries	16.8%